UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21931

Name of Fund: BlackRock Real Asset Equity Trust (BCF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Real Asset Equity Trust, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2009

Date of reporting period: 07/31/2009

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2009 (Unaudited)	BlackRock Real Asset Equity Trust (BCF)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Chemicals—10.4%
Agrium, Inc. (a)	98,500	$4,549,715
Air Products & Chemicals, Inc.	105,100	7,840,460
Celanese Corp. Series A	123,200	3,166,240
Dow Chemical (The)	215,025	4,552,079
E. I. du Pont de Nemours & Co.	532,579	16,472,669
Monsanto Co.	40,000	3,360,000
Mosaic Co. (The)	15,900	829,185
Olin Corp.	229,000	3,157,910
Potash Corp. of Saskatchewan, Inc.	80,900	7,524,509
Praxair, Inc.	182,900	14,299,122

		65,751,889

Coal—4.1%
Arch Coal, Inc.	157,800	2,747,298
Consol Energy, Inc.	251,479	8,935,049
Massey Energy Co. (b)	292,000	7,767,200
Patriot Coal Corp. (a)	31,560	264,157
Peabody Energy Corp. (b)	187,400	6,204,814

		25,918,518

Forest Products & Paper—7.0%
International Paper Co.	515,100	9,689,031
MeadWestvaco Corp.	565,400	11,019,646
Mondi Ltd. (a)	19,005	85,568
Mondi Plc	322,512	1,428,013
Temple-Inland, Inc.	387,083	6,061,720
Votorantim Celulose e Papel SA - ADR (a)	422,200	6,307,668
Weyerhauser Co.	277,100	9,709,584

		44,301,230

Iron & Steel—0.8%
Allegheny Technologies, Inc.	47,800	1,294,424
Carpenter Technology Corp.	51,366	960,031
Cliffs Natural Resources, Inc.	39,700	1,087,383
United States Steel Corp.	47,000	1,868,250

		5,210,088

Machinery—2.8%
Caterpillar, Inc.	305,225	13,448,213
Deere & Co.	90,366	3,952,609

		17,400,822

Metal—0.7%
Jiangxi Copper Co. Ltd.	1,994,600	4,581,919

Mining—38.4%
African Rainbow Minerals Ltd.	278,750	4,720,113
Agnico-Eagle Mines Ltd.	143,650	8,410,708
Alamos Gold, Inc. (a)	1,000,000	8,995,127
Alcoa, Inc.	316,550	3,722,628
Alumina, Ltd.	1,782,066	2,550,889
Anglo American Plc (a)	97,945	3,158,762
Anglo Platinum Ltd. (a)	45,700	3,259,960
Barrick Gold Corp.	106,600	3,720,340
BHP Billiton Plc	896,700	23,486,091
Cia de Minas Buenaventura SA - ADR	257,300	6,702,665
Eramet	18,350	5,156,155
First Quantum Minerals Ltd. (a)	143,900	9,584,428
Freeport-McMoRan Copper & Gold, Inc.	91,400	5,511,420
Fresnillo Plc	500,000	5,217,629
Goldcorp, Inc.	198,350	7,475,812
Harry Winston Diamond Corp.	197,750	1,154,651
Iluka Resources Ltd. (a)	1,990,286	5,241,253
Impala Platinum Holdings Ltd.	560,200	13,557,199
Industrias Penoles SAB de CV	513,569	8,164,849
Kazakhmys Plc	251,400	3,599,045
Lihir Gold Ltd. (a)	1,294,650	3,037,417
Minara Resources Ltd. (a)	1,856,150	1,730,403
Minsur SA	1,504,804	3,326,648
MMC Norilsk Nickel (a)	17,866	1,757,315
MMC Norilsk Nickel - ADR (a)	26,623	266,342
Newmont Mining Corp.	73,350	3,033,023
OZ Minerals Ltd.	6,607,357	6,216,785
Rio Tinto Plc	552,104	22,994,014
Southern Copper Corp.	99,300	2,557,968

Common Stocks	Shares	Value

Mining— (concluded)
Straits Resources Ltd. (a)	804,450	$1,565,080
Teck Resources Ltd. Class B (a)	356,600	9,384,646
Vale SA - ADR	978,000	19,295,940
Vedanta Resources Plc	432,700	12,756,782
Xstrata Plc	1,207,996	16,316,948
Zijin Mining Group Co. Ltd.	5,165,750	4,799,981

		242,429,016

Oil & Gas—24.9%
Apache Corp.	88,500	7,429,575
BG Group Plc	375,000	6,261,738
Bill Barrett Corp. (a)	183,700	5,803,083
Canadian Natural Resources Ltd.	80,400	4,855,356
Crescent Point Energy Corp.	171,200	5,562,311
Denbury Resources, Inc. (a)	345,800	5,740,280
EnCana Corp.	109,550	5,877,357
ENSCO International, Inc.	48,800	1,849,032
EOG Resources, Inc. (b)	78,000	5,774,340
EQT Corp.	93,700	3,596,206
Forest Oil Corp. (a)	148,000	2,493,800
Galleon Energy, Inc. (a)	380,000	1,520,353
Gasco Energy, Inc. (a)	579,700	168,113
Helmerich & Payne, Inc.	154,500	5,308,620
Hess Corp.	59,800	3,300,960
Murphy Oil Corp.	41,600	2,421,120
Newfield Exploration Co. (a)	100,000	3,933,000
Nexen, Inc.	153,900	3,190,148
Noble Corp.	97,800	3,311,508
Noble Energy, Inc.	82,900	5,066,848
Occidental Petroleum Corp.	100,600	7,176,804
PetroChina Co. Ltd. - ADR	15,600	1,836,900
Petroleo Brasileiro SA - ADR	168,100	6,932,444
Plains Exploration & Production Co. (a)	84,500	2,420,925
Premier Oil Plc (a)	44,400	917,230
Pride International, Inc. (a)	107,100	2,684,997
Quicksilver Resources, Inc. (a)	208,200	2,385,972
Range Resources Corp.	178,600	8,288,826
Southwestern Energy Co. (a)	193,300	8,008,419
StatoilHdryo ASA	116,836	2,498,056
StatoilHydro ASA - ADR	89,600	1,921,917
Suncor Energy, Inc. (a)	115,500	3,751,440
Transocean Ltd. (a)	83,400	6,646,146
TriStar Oil & Gas Ltd. (a)	137,400	1,461,689
Tullow Oil Plc	174,800	2,883,816
Unit Corp. (a)	68,300	2,164,427
Whiting Petroleum Corp. (a)(b)	128,000	5,882,880
XTO Energy, Inc. (b)	142,225	5,721,712

		157,048,348

Oil & Gas Services—5.5%
Cameron International Corp. (a)	105,200	3,285,396
Core Laboratories NV	67,400	5,793,704
FMC Technologies, Inc. (a)	164,378	7,150,443
Halliburton Co. (b)	114,000	2,518,260
Oceaneering International, Inc. (a)	62,000	3,157,040
Schlumberger Ltd. (b)	91,800	4,911,300
Smith International, Inc.	77,300	1,942,549
Weatherford International Ltd. (a)	321,200	6,025,712

		34,784,404

Pipelines—0.7%
Questar Corp.	125,600	4,153,592

Total Long-Term Investments (Cost—$686,605,156)—95.3%		601,579,826

Short-Term Securities

BlackRock Liquidity Funds, TempFund, 0.29% (c)(d)	25,384,062	25,384,062

Total Short-Term Securities (Cost—$25,384,062)—4.0%		25,384,062

Total Investments Before Outstanding Options Written (Cost—$711,989,218*)—99.3%		$626,963,888

1	JULY 31, 2009

Schedule of Investments (continued)	BlackRock Real Asset Equity Trust (BCF)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Exchange-Traded Call Options Written—(1.4)%
Agnico-Eagle Mines Ltd., Strike Price $55, Expires 8/24/09	(215)	(101,050)
Agnico-Eagle Mines Ltd., Strike Price $60, Expires 8/24/09	(375)	(70,313)
Agrium, Inc., Strike Price $45, Expires 8/24/09	(160)	(44,400)
Agrium, Inc., Strike Price $50, Expires 8/24/09	(165)	(11,963)
Air Products & Chemicals, Inc., Strike Price $75, Expires 9/21/09	(346)	(98,610)
Alcoa, Inc., Strike Price $11, Expires 8/24/09	(500)	(48,250)
Alcoa, Inc., Strike Price $12, Expires 8/24/09	(550)	(22,550)
Allegheny Technologies, Inc., Strike Price $40, Expires 8/24/09	(160)	(800)
Arch Coal, Inc., Strike Price $17, Expires 8/24/09	(100)	(10,500)
Arch Coal, Inc., Strike Price $18, Expires 9/21/09	(300)	(30,000)
Arch Coal, Inc., Strike Price $19, Expires 9/21/09	(200)	(13,000)
Barrick Gold Corp., Strike Price $36, Expires 8/24/09	(350)	(27,125)
Bill Barrett Corp., Strike Price $30, Expires 8/24/09	(200)	(49,000)
Bill Barrett Corp., Strike Price $35, Expires 9/21/09	(20)	(1,950)
Cameron International Corp., Strike Price $30, Expires 09/21/09	(150)	(42,000)
Cameron International Corp., Strike Price $30, Expires 8/24/09	(200)	(43,000)
Canadian Natural Resources Ltd., Strike Price $55, Expires 8/24/09	(265)	(166,950)
Carpenter Technology Corp., Strike Price $22.50, Expires 8/24/09	(170)	(1,700)
Caterpillar, Inc., Strike Price $36, Expires 8/24/09	(200)	(166,000)
Caterpillar, Inc., Strike Price $37, Expires 8/24/09	(125)	(91,875)
Caterpillar, Inc., Strike Price $38, Expires 8/24/09	(165)	(106,425)
Caterpillar, Inc., Strike Price $39, Expires 8/24/09	(517)	(286,935)
Caterpillar, Inc., Strike Price $41, Expires 9/21/09	(100)	(47,500)
Cia de Minas Buenaventura - ADR, Strike Price $25, Expires 8/24/09	(690)	(120,750)
Cia de Minas Buenaventura - ADR, Strike Price $30, Expires 8/24/09	(160)	(4,000)
Cliff Natural Resources, Ltd., Strike Price $29, Expires 8/24/09	(65)	(4,875)
Cliff Natural Resources, Ltd., Strike Price $30, Expires 8/24/09	(65)	(3,087)
Consol Energy, Inc., Strike Price $36, Expires 9/21/09	(400)	(94,000)
Consol Energy, Inc., Strike Price $38, Expires 8/24/09	(500)	(35,000)
Core Laboratories NV, Strike Price $89.25, Expires 8/24/09	(165)	(17,325)
Deere & Co., Strike Price $46, Expires 9/21/09	(300)	(55,500)
Denbury Resources, Inc., Strike Price $15, Expires 8/24/09	(600)	(114,000)
Denbury Resources, Inc., Strike Price $17.50, Expires 9/21/09	(535)	(42,800)

Options Written	Contracts	Value

Exchange-Traded Call Options Written— (continued)
Dow Chemical Co. (The), Strike Price $17, Expires 8/24/09	(480)	$(204,000)
Dow Chemical Co. (The), Strike Price $21, Expires 9/21/09	(230)	(36,225)
E. I. du Pont de Nemours & Co., Strike Price $30, Expires 9/21/09	(1,510)	(279,350)
EnCana Corp., Strike Price $55, Expires 8/24/09	(360)	(43,200)
ENSCO International, Inc., Strike Price $35, Expires 8/24/09	(160)	(56,000)
EOG Resources, Inc., Strike Price $75, Expires 9/21/09	(50)	(18,500)
EOG Resources, Inc., Strike Price $80, Expires 8/24/09	(200)	(15,000)
First Quantum Minerals Ltd., Strike Price 56 CAD, Expires 8/21/09	(300)	(451,845)
First Quantum Minerals Ltd., Strike Price 70 CAD, Expires 9/19/09	(300)	(140,636)
FMC Technologies, Inc., Strike Price $40, Expires 8/24/09	(500)	(210,000)
FMC Technologies, Inc., Strike Price $45, Expires 9/21/09	(100)	(18,500)
Forest Oil Corp., Strike Price $15, Expires 8/24/09	(250)	(55,625)
Freeport-McMoRan Copper & Gold, Inc., Strike Price $50, Expires 8/24/09	(300)	(318,000)
Freeport-McMoRan Copper & Gold, Inc., Strike Price $55, Expires 8/24/09	(100)	(63,250)
Goldcorp, Inc., Strike Price $36, Expires 8/24/09	(550)	(137,500)
Halliburton Co., Strike Price $22, Expires 8/24/09	(200)	(17,500)
Halliburton Co., Strike Price $23, Expires 8/24/09	(175)	(7,787)
Helmerich & Payne, Inc., Strike Price $35, Expires 8/24/09	(210)	(24,150)
Helmerich & Payne, Inc., Strike Price $35, Expires 9/21/09	(300)	(58,500)
Hess Corp., Strike Price $65, Expires 8/24/09	(122)	(915)
International Paper Co., Strike Price $14, Expires 8/24/09	(1,000)	(480,000)
International Paper Co., Strike Price $19, Expires 8/24/09	(700)	(54,250)
Massey Energy Co., Strike Price $20, Expires 8/24/09	(250)	(167,500)
Massey Energy Co., Strike Price $22, Expires 8/24/09	(350)	(171,500)
Massey Energy Co., Strike Price $25, Expires 9/21/09	(400)	(132,000)
MeadWestvaco Corp., Strike Price $17.50, Expires 8/24/09	(55)	(12,375)
MeadWestvaco Corp., Strike Price $17.50, Expires 9/21/09	(1,850)	(499,500)
Monsanto Co., Strike Price $80, Expires 8/24/09	(400)	(208,000)
Murphy Oil Corp., Strike Price $60, Expires 8/24/09	(200)	(28,000)
Newfield Exploration Co., Strike Price $35, Expires 8/24/09	(500)	(235,000)
Newmont Mining Corp., Strike Price $44, Expires 9/21/09	(130)	(15,275)
Newmont Mining Corp., Strike Price $45, Expires 8/24/09	(110)	(3,410)
Nexen, Inc., Strike Price 27 CAD, Expires 8/22/09	(400)	(5,570)
Noble Corp., Strike Price $35, Expires 8/24/09	(280)	(19,600)

JULY 31, 2009	2

Schedule of Investments (continued)	BlackRock Real Asset Equity Trust (BCF)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Exchange-Traded Call Options Written— (continued)
Noble Energy, Inc., Strike Price $60, Expires 8/24/09	(100)	$(25,750)
Noble Energy, Inc., Strike Price $65, Expires 8/24/09	(200)	(12,000)
Occidental Petroleum Corp., Strike Price $65, Expires 8/24/09	(180)	(122,400)
Occidental Petroleum Corp., Strike Price $70, Expires 8/24/09	(150)	(45,750)
Oceaneering International, Inc., Strike Price $50, Expires 8/24/09	(75)	(18,750)
Olin Corp., Strike Price $12.50, Expires 8/24/09	(500)	(67,500)
Peabody Energy Corp., Strike Price $33, Expires 8/24/09	(400)	(60,000)
Peabody Energy Corp., Strike Price $35, Expires 8/24/09	(200)	(14,000)
PetroChina Co. Ltd. - ADR, Strike Price $115, Expires 8/24/09	(50)	(30,000)
Petroleo Brasileiro SA - ADR, Strike Price $41, Expires 8/24/09	(200)	(35,000)
Petroleo Brasileiro SA - ADR, Strike Price $43, Expires 9/21/09	(220)	(37,400)
Petroleo Brasileiro SA - ADR, Strike Price $44, Expires 9/21/09	(100)	(13,500)
Petroleo Brasileiro SA - ADR, Strike Price $45, Expires 9/21/09	(100)	(10,250)
Plains Exploration & Production Co., Strike Price $30, Expires 8/24/09	(570)	(57,000)
Potash Corp. of Saskatchewan, Inc., Strike Price $100, Expires 8/24/09	(96)	(15,360)
Praxair, Inc., Strike Price $75, Expires 8/24/09	(170)	(71,400)
Pride International, Inc., Strike Price $27.50, Expires 9/21/09	(350)	(22,750)
Pride International, Inc., Strike Price $30, Expires 10/19/09	(200)	(10,000)
Questar Corp., Strike Price $35, Expires 8/24/09	(305)	(12,200)
Questar Corp., Strike Price $35, Expires 9/21/09	(100)	(10,000)
Range Resources Corp., Strike Price $45, Expires 8/24/09	(600)	(144,000)
Schlumberger Ltd., Strike Price $60, Expires 8/24/09	(175)	(5,250)
Schlumberger Ltd., Strike Price $65, Expires 11/23/09	(130)	(16,575)
Smith International, Inc., Strike Price $27.50, Expires 8/24/09	(255)	(8,925)
Southern Copper Corp., Strike Price $22.50, Expires 8/24/09	(330)	(108,900)
Southwestern Energy Co., Strike Price $44, Expires 9/21/09	(325)	(45,500)
Southwestern Energy Co., Strike Price $46, Expires 9/21/09	(325)	(27,625)
StatoilHydro ASA - ADR, Strike Price $22.50, Expires 9/21/09	(300)	(20,250)
Suncor Energy, Inc., Strike Price $30, Expires 8/24/09	(234)	(69,030)
Suncor Energy, Inc., Strike Price $31, Expires 8/24/09	(50)	(11,000)
Suncor Energy, Inc., Strike Price $34, Expires 8/24/09	(100)	(7,000)
Teck Resources Ltd., Strike Price 25 CAD, Expires 8/22/09	(1,175)	(406,301)
Temple-Inland, Inc., Strike Price $15, Expires 8/24/09	(980)	(117,600)
Temple-Inland, Inc., Strike Price $17.50, Expires 11/23/09	(300)	(40,500)
Transocean Ltd., Strike Price $75, Expires 8/24/09	(200)	(118,000)

Options Written	Contracts	Value

Exchange-Traded Call Options Written— (concluded)
Transocean Ltd., Strike Price $80, Expires 8/24/09	(100)	$(27,500)
TriStar Oil & Gas Ltd., Strike Price 12 CAD, Expires 10/17/09	(150)	(9,747)
TriStar Oil & Gas Ltd., Strike Price 12 CAD, Expires 8/21/09	(150)	(3,480)
TriStar Oil & Gas Ltd., Strike Price 12 CAD, Expires 9/19/09	(150)	(6,962)
Unit Corp., Strike Price $30, Expires 8/24/09	(200)	(54,000)
United States Steel Corp., Strike Price $40, Expires 8/24/09	(155)	(29,063)
Vale SA - ADR, Strike Price $19, Expires 8/24/09	(2,000)	(249,000)
Vale SA - ADR, Strike Price $20, Expires 9/21/09	(700)	(81,550)
Vale SA - ADR, Strike Price $21, Expires 9/21/09	(700)	(52,850)
Votorantim Celulose E Papel SA - ADR, Strike Price $12.50, Expires 8/24/09	(980)	(264,600)
Weatherford International Ltd., Strike Price $19, Expires 8/24/09	(300)	(23,250)
Weatherford International Ltd., Strike Price $20, Expires 8/24/09	(450)	(18,000)
Weatherford International Ltd., Strike Price $21, Expires 9/21/09	(300)	(17,250)
Weyerhauser Co., Strike Price $32, Expires 8/24/09	(200)	(68,000)
Weyerhauser Co., Strike Price $33, Expires 9/21/09	(300)	(99,000)
Weyerhauser Co., Strike Price $34, Expires 8/24/09	(415)	(80,925)
Whiting Petroleum Corp., Strike Price $40, Expires 8/24/09	(100)	(63,000)
Whiting Petroleum Corp., Strike Price $45, Expires 9/21/09	(300)	(112,500)
XTO Energy, Inc., Strike Price $42, Expires 8/24/09	(235)	(18,800)
XTO Energy, Inc., Strike Price $43, Expires 9/21/09	(250)	(28,750)

Total Exchange-Traded Call Options Written		(9,307,389)

Exchange-Traded Put Options Written—(0.0)%
Core Laboratories NV, Strike Price $79.25, Expires 8/24/09	(40)	(2,400)
Denbury Resources, Inc., Strike Price $12.50, Expires 8/24/09	(100)	(1,000)
FMC Technologies, Inc., Strike Price $35, Expires 8/24/09	(180)	(1,800)
Monsanto Co., Strike Price $75, Expires 8/24/09	(400)	(16,000)
Murphy Oil Corp., Strike Price $50, Expires 8/24/09	(150)	(4,500)
Newfield Exploration Co., Strike Price $35, Expires 8/24/09	(500)	(15,000)
Nexen, Inc., Strike Price 22 CAD, Expires 8/22/09	(400)	(24,136)
Nexen, Inc., Strike Price 23 CAD, Expires 8/22/09	(100)	(10,675)
Occidental Petroleum Corp., Strike Price $65, Expires 9/21/09	(200)	(30,000)
Oil Service Holders Trust, Strike Price $90, Expires 8/24/09	(135)	(6,075)
Quicksilver Resources, Inc., Strike Price $10, Expires 8/24/09	(520)	(13,000)
Southwestern Energy Co., Strike Price $36, Expires 8/24/09	(70)	(1,225)
StatoilHydro ASA - ADR, Strike Price $20, Expires 8/24/09	(300)	(9,750)

Total Exchange-Traded Put Options Written		(135,561)

3	JULY 31, 2009

Schedule of Investments (continued)	BlackRock Real Asset Equity Trust (BCF)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options Written—(0.9)%
African Rainbow Minerals Ltd., Strike Price 130.93 ZAR, Expires 9/09/09, Broker Credit Suisse First Boston	(47,000)	$(46,190)
African Rainbow Minerals Ltd., Strike Price 148.42 ZAR, Expires 8/19/09, Broker Deutsche Bank Securities	(45,000)	(7,489)
Alumina Ltd., Strike Price 1.84 AUD, Expires 9/01/09, Broker JPMorgan Chase Securities	(588,000)	(34,375)
Anglo American Plc, Strike Price 18.17 GBP, Expires 8/06/09, Broker Morgan Stanley & Co., Inc.	(21,000)	(46,081)
Anglo American Plc, Strike Price 19.36 GBP, Expires 9/16/09, Broker JPMorgan Chase Securities	(11,000)	(27,270)
Anglo Platinum Ltd., Strike Price 571.83 ZAR, Expires 9/09/09, Broker Credit Suisse First Boston	(15,000)	(49,678)
Apache Corp., Strike Price $81, Expires 11/10/09, Broker Goldman Sachs & Co.	(30,000)	(221,400)
BG Group Plc, Strike Price 11.05 GBP, Expires 8/19/09, Broker UBS Securities LLC	(124,000)	(8,298)
BHP Billiton Plc, Strike Price 14.09 GBP, Expires 8/19/09, Broker Citigroup Global Markets	(148,000)	(416,783)
BHP Billiton Plc, Strike Price 14.47 GBP, Expires 9/09/09, Broker Morgan Stanley & Co., Inc.	(148,000)	(403,729)
Bill Barrett Corp., Strike Price $27.50, Expires 8/21/09, Broker Morgan Stanley & Co., Inc.	(10,000)	(42,200)
Bill Barrett Corp., Strike Price $31.05, Expires 8/25/09, Broker Morgan Stanley & Co., Inc.	(20,000)	(30,658)
Celanese Corp. Series A, Strike Price $24, Expires 8/21/09, Broker Citigroup Global Markets	(40,000)	(80,321)
Crescent Point Energy Corp., Strike Price 32.50 CAD, Expires 9/08/09, Broker UBS Securities LLC	(19,000)	(51,007)
Crescent Point Energy Corp., Strike Price 34.67 CAD, Expires 8/31/09, Broker Goldman Sachs & Co.	(15,000)	(14,314)
Crescent Point Energy Corp., Strike Price 35.83 CAD, Expires 9/14/09, Broker Goldman Sachs & Co.	(25,000)	(19,828)
E. I. du Pont de Nemours & Co., Strike Price $26.46, Expires 8/21/09, Broker Morgan Stanley & Co., Inc.	(25,000)	(115,750)
EQT Corp., Strike Price $36.21, Expires 8/31/09, Broker Goldman Sachs & Co.	(25,000)	(62,492)
Eramet, Strike Price 241.86 EUR, Expires 8/11/09, Broker Credit Suisse First Boston	(6,000)	(4,072)
Fresnillo Plc, Strike Price 6.55 GBP, Expires 8/26/09, Broker UBS Securities LLC	(165,000)	(97,573)
Goldcorp, Inc., Strike Price $40.25, Expires 11/20/09, Broker Deutsche Bank Securities	(10,000)	(31,105)
Impala Platinum Holdings Ltd., Strike Price 189.35 ZAR, Expires 9/09/09, Broker Credit Suisse First Boston	(185,000)	(315,826)
Industrias Penoles SAB de CV, Strike Price 188.98 MXN, Expires 9/10/09, Broker Goldman Sachs & Co.	(85,000)	(163,449)
Industrias Penoles SAB de CV, Strike Price 233.86 MXN, Expires 8/14/09, Broker Goldman Sachs & Co.	(85,000)	(8,940)

Options Written	Contracts	Value

Over-the-Counter Call Options Written— (concluded)
Jiangxi Copper Co. Ltd., Strike Price 13.40 HKD, Expires 8/18/09, Broker JPMorgan Chase Securities	(330,000)	$(189,115)
Jiangxi Copper Co. Ltd., Strike Price 17.67 HKD, Expires 9/01/09, Broker Credit Suisse First Boston	(328,000)	(63,626)
Kazakhmys Plc, Strike Price 6.49 GBP, Expires 8/06/09, Broker Citigroup Global Markets	(42,000)	(145,944)
Kazakhmys Plc, Strike Price 8.67 GBP, Expires 9/16/09, Broker Deutsche Bank Securities	(42,000)	(44,138)
Lihir Gold Ltd., Strike Price 2.89 AUD, Expires 9/01/09, Broker JPMorgan Chase Securities	(428,000)	(31,024)
MMC Norilsk Nickel - ADR, Strike Price $9.33, Expires 8/19/09, Broker JPMorgan Chase Securities	(26,600)	(26,925)
Mondi Plc, Strike Price 2.54 GBP, Expires 8/26/09, Broker UBS Securities LLC	(106,500)	(36,562)
Oceaneering International, Inc., Strike Price $48, Expires 8/21/09, Broker Goldman Sachs & Co.	(13,000)	(42,835)
Olin Corp., Strike Price $13.75, Expires 8/21/09, Broker Barclays Capital, Inc.	(250)	(11,170)
OZ Minerals Ltd., Strike Price 1.21 AUD, Expires 9/01/09, Broker Morgan Stanley & Co., Inc.	(2,180,000)	(34,760)
Potash Corp. of Saskatchewan, Inc., Strike Price $104.40, Expires 8/20/09, Broker UBS Securities LLC	(17,000)	(13,325)
Praxair, Inc., Strike Price $76.23, Expires 8/28/09, Broker UBS Securities LLC	(42,000)	(100,644)
Rio Tinto Plc, Strike Price 21.48 GBP, Expires 8/21/09, Broker Morgan Stanley & Co., Inc.	(50)	(363,734)
Rio Tinto Plc, Strike Price 22.21 GBP, Expires 8/06/09, Broker Morgan Stanley & Co., Inc.	(46,800)	(219,982)
Rio Tinto Plc, Strike Price 25.52 GBP, Expires 8/26/09, Broker Morgan Stanley & Co., Inc.	(75,000)	(185,868)
StatoilHydro ASA, Strike Price 127.69 NOK, Expires 8/19/09, Broker BNP Paribas	(40,000)	(40,311)
Tullow Oil Plc, Strike Price 10.03 GBP, Expires 9/02/09, Broker Credit Suisse First Boston	(57,000)	(41,542)
Vedanta Resources Plc, Strike Price 14.54 GBP, Expires 8/19/09, Broker JPMorgan Chase Securities	(65,300)	(348,022)
Vedanta Resources Plc, Strike Price 14.55 GBP, Expires 8/06/09, Broker UBS Securities LLC	(79,000)	(409,159)
Votorantim Celulose e Papel SA - ADR, Strike Price $13, Expires 8/10/09, Broker Goldman Sachs & Co.	(41,300)	(93,955)
Xstrata Plc, Strike Price 6.71 GBP, Expires 8/19/09, Broker UBS Securities LLC	(106,000)	(251,044)
Xstrata Plc, Strike Price 7.17 GBP, Expires 8/06/09, Broker Morgan Stanley & Co., Inc.	(243,000)	(379,092)
Xstrata Plc, Strike Price 7.23 GBP, Expires 9/02/09, Broker JPMorgan Chase Securities	(50,000)	(90,192)
Zijin Mining Group Co. Ltd., Strike Price 7.95 HKD, Expires 9/01/09, Broker Credit Suisse First Boston	(1,704,000)	(55,573)

Total Over-the-Counter Call Options Written		(5,517,370)

JULY 31, 2009	4

Schedule of Investments (continued)	BlackRock Real Asset Equity Trust (BCF)
(Percentages shown are based on Net Assets)

Value

Total Options Written (Premiums Received $8,450,612)—(2.3)%	$(14,960,320)

Total Investments Net of Outstanding Options Written—97.0%	612,003,568
Other Assets in Excess of Liabilities—3.0%	19,229,714

Net Assets—100.0%	$631,233,282

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$713,829,357

Gross unrealized appreciation	$54,768,537
Gross unrealized depreciation	(141,634,006)

Net unrealized depreciation	$(86,865,469)

(a)	Non-income producing security.

(b)	Security, or a portion thereof, pledged as collateral for outstanding options written.

(c)	Represents current yield as of report date.

(d)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund	25,384,062	$184,119
BlackRock Liquidity Series, LLC Money Market Series	—	$1,445

•	Foreign currency exchange contracts as of July 31, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation

USD	290,184	ZAR	2,258,000	Citigroup Global Markets	8/06/09	$(437)

•

Effective November 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of July 31, 2009 in determining the fair valuation of the Trust’s investments:

	Valuation Inputs

	Level 1	Level 2	Level 3	Total
Investments in Securities:
Assets:
Common Stocks:
Chemicals	$65,751,889	$1,513,581	—	$67,265,470
Coal	25,918,518	—	—	25,918,518
Forest Products
& Paper	42,787,649	—	—	42,787,649
Iron & Steel	5,210,088	—	—	5,210,088
Machinery	17,400,822	—	—	17,400,822
Metal	—	4,581,919	—	4,581,919
Mining	101,040,853	141,388,163	—	242,429,016
Oil & Gas	144,487,508	12,560,840	—	157,048,348
Oil & Gas
Services	34,784,404	—	—	34,784,404
Pipelines	4,153,592	—	—	4,153,592
Short-Term
Securities	25,384,062	—	—	25,384,062

Total	$466,919,385	$160,044,503	—	$626,963,888

Valuation Inputs	Other Financial Instruments[1]

Liabilities

Level 1	$(9,442,950)
Level 2	(5,517,807)
Level 3	—

Total	$(14,960,757)

[1]

Other financial instruments are options written and foreign currency exchange contracts. Options written are shown at market value and foreign currency contracts are valued at the unrealized appreciation/depreciation on the instrument.

KEY TO ABBREVIATIONS

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
MXN	— Mexican Peso
NOK	— Norwegian Krone
USD	— US Dollar
ZAR	— South African Rand

5	JULY 31, 2009

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Real Asset Equity Trust

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Real Asset Equity Trust

Date: September 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Real Asset Equity Trust

Date: September 22, 2009

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Real Asset Equity Trust

Date: September 22, 2009